Summary of Potential Number of Shares Vesting under Restricted Stock Unit Awards (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units
Schedule of Restricted Stock Unit [Line Items]
Weighted average grant date fair value per share	$ 43.19	$ 28.54	$ 29.44